                                   SEMIANNUAL
                                FINANCIAL REPORT



                                  JUNE 30, 2000

              STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES


                  For each share of capital stock outstanding*

                                    Six              Year        Year       Year        Year       Year       Year      Year
                                   Months            End         End        End         End        End        End       End
                                   06/30            12/31       12/31      12/31       12/31       12/31      12/31     12/31
                                   2000              1999        1998       1997        1996       1995       1994      1993


Net Asset Value at Beginning
of Period                          $28.85          $28.54      $32.07      $30.87       $30.51    $28.14    $30.00     $29.95
                                   ------          ------      ------      ------       ------    ------    ------     ------

Investment Income                    $.35            $.66        $.52        $.64         $.73      $.75      $.72       $.62

Expenses                              .20             .38         .37         .38          .39       .40       .40        .33
                                   ------          ------      ------      ------       ------    ------    ------     ------
Net Investment Income                 .15             .28         .15         .26          .34       .35       .32        .29
Net realized & Unrealized
gain (Loss) on investment            9.02            2.14       (3.22)       3.16         3.72      5.14     (1.43)       .58
                                   ------          ------      ------      ------       ------    ------    ------     ------

Total from Investment operations                     2.42       (3.07)       3.42         4.06      5.49     (1.11)       .87
Dividends from net
investment income                    ....            (.28)       (.15)       (.26)        (.34)     (.35)     (.32)      (.29)
Distributions from net               ....           (1.83)
                                                   ------      ------      ------       ------    ------    ------     ------
realized gain                                                    (.16)      (1.96)       (3.36)    (2.77)     (.43)      (.53)
                                                               ------      ------       ------    ------    ------     ------

Total Distributions                  ....           (2.11)       (.31)      (2.22)       (3.70)    (3.12)     (.75)      (.82)
Net change in net asset value        9.17             .31       (3.53)       1.20          .36      2.37     (1.86)       .05
Net asset value as of end
of the period                       38.02           28.85      $28.54       32.07        30.87     30.51     28.14      30.00
                                   ------          ------      ------      ------       ------    ------    ------     ------
Total return
(Sales load not reflected)           31.8%            8.5%       (10%)       11.1%        13.3%     19.5%     (3.7)%      2.9%
Net assets, end of period         $42,950         $32,555     $33,021     $37,941      $35,549   $32,236   $28,368    $31,567
Ratio of operating expense
to net assets**                      1.13%            1.13%      1.18%       1.15%        1.21%     1.28%     1.30%      1.11%
Ratio of net investment income
to average net assets**               .43%             .89%       .49%        .79%        1.04%     1.12%     1.04%       .96%
Portfolio turnover                   76.5%            87.3%      32.4%       53.9%        51.2%    48.72%    33.00%     18.36%
Number of shares outstanding  1,129,657.811       1,058,230  1,156,952   1,111,377    1,038,561   965,769  984,847  1,026,460
at end of period***



                                                                                                First
                                Year       Year      Year      Year        Year      Year       Seven
                                End        End       End       End         End       End        Months
                                12/31      12/31     12/31     12/31       12/31     12/31     4/30/83
                                1992       1991      1990      1989        1988      1987        ****


Net Asset Value at Beginning
of Period                       $29.19     $24.62     $27.57    $22.55    $18.85      $22.43      $12.50
                                ------     ------     ------    ------    ------      ------      ------

Investment Income                 $.62       $.72       $.70      $.73      $.67        $.40        $.38

Expenses                           .28        .29        .27       .26       .25         .16         .20
                                ------     ------     ------    ------    ------       ------      ------
Net Investment Income              .34        .43        .43       .47       .42         .24         .18
Net realized & Unrealized
gain (Loss) on investment         1.10       5.86      (2.53)     5.41      4.09       (3.21)       3.08
                                ------     ------     ------    ------    ------       ------      ------

Total from Investment operation   1.44       6.29      (2.10)     5.88      4.51       (2.97)       3.26
Dividends from net
investment income                 (.34)      (.43)      (.43)     (.47)     (.42)       (.24)       (.18)
Distributions from net
realized gain                     (.34)     (1.29)      (.42)     (.39)     (.39)       (.38)       (.19)
                                ------     ------     ------    ------    ------      ------      ------


Total Distributions               (.68)     (1.72)      (.85)     (.86)     (.81)       (.62)       (.37)
Net change in net asset value      .76       4.57      (2.95)     5.03      3.71       (3.59)       2.89
Net asset value as of end
of the period                    29.95      29.19      24.62     27.57     22.55       18.85       15.39
                                ------     ------     ------    ------    ------      ------      ------
Total return
(Sales load not reflected)        4.9%       25.6%      (7.6)%    26.0%     23.9%       (2.6)%      10.4%
Net assets, end of period      $28,896    $23,931    $16,433   $11,893    $6,162      $4,133        $163
Ratio of operating expense
to net assets**                  1.04%       1.18%      1.27%     1.25%     1.24%        .80%       1.08%
Ratio of net investment income
to average net assets**          1.25%       1.74%      2.08%     2.20%     2.18%       1.23%       1.69%
Portfolio turnover              13.10%      21.50%     24.70%    14.60%    25.88%       8.57%      74.50%
Number of shares outstanding  945,006     776,974    646,664   419,212   264,414     212,704      10,592
at end of period***


*    All adjusted for two for one share split on July 26, 1985 and January 2,
     1990

**   Annualized and includes state taxes

*** Shares immediately prior to dividend - Fund commenced operation on September 3, 1982

**** At this time the fund was on a fiscal year. Table for 1983-1987 is available on request. Deleted to make space.

                                                                   June 30, 2000

                           NEW ALTERNATIVES FUND, INC.
                            STATEMENT OF INVESTMENTS

COMMON STOCKS: 84.42%
---------------------
                                          Shares     Market Value
                                          ------     ------------
Alternate Energy: 43.74%
------------------------

   Alternate Energy: 12.95%
   ------------------------
   *Calpine                               50000   $    3,287,500.00
   *Evercell                              25000          343,750.00
   Idacorp                                60000        1,935,000.00
                                                     --------------
                                                  $    5,566,250.00

   Alternate Energy (Fuel Cell): 25.40%
   ------------------------------------
   *Ballard Power Systems                 22500   $    2,020,781.25
    First Albany                           7875          165,375.00
   *FuelCell Energy, Inc.                 75000        5,179,687.50
   *Mechanical Technology                 90000        1,350,000.00
   *Plug Power                            25000        1,562,500.00
   *Satcon Technology                     25000          639,062.50
                                                     --------------
                                                  $   10,917,406.25

   Alternate Energy (Solar Cell): 5.39%
   ------------------------------------
   *AstroPower                            60000   $    1,627,500.00
   *Emcore Corporation                     5000          600,000.00
   *Real Goods Trading                     1000            2,250.00
   *Spire Corporation                     15000           89,062.50
                                                     --------------
                                                  $    2,318,812.50

Clean Water: 7.23%
------------------
American Water Works                      70000   $    1,750,000.00
Ameron Intl                               25000          893,750.00
Pall Corp.                                25000          462,500.00
                                                     --------------
                                                  $    3,106,250.00

Conservation: 3.21%
-------------------
Minerals Technology                       30000   $    1,380,000.00
                                                     --------------
                                                  $    1,380,000.00

Environmental (General): 1.26%
------------------------------
*Flow International                       40000   $      400,000.00
*Johnson Outdoors, Inc.                   20000          141,250.00
                                                     --------------
                                                  $      541,250.00





                                                                   June 30, 2000

                           NEW ALTERNATIVES FUND, INC.
                      STATEMENT OF INVESTMENTS (continued)

                                                   Shares       Market Value
Natural Foods: 6.77%
--------------------
*Horizon Organic Holding Com                        25000   $      265,625.00
*United Natural Foods                               47500          653,125.00
*Whole Foods Markets                                30000        1,239,375.00
*Wild Oats Markets                                  60000          753,750.00
                                                               --------------
                                                            $    2,911,875.00
Recycling: 7.39%
----------------
Caraustar Industries                                60000   $      907,500.00
Commercial Metals                                   45000        1,237,500.00
Imco Recycling                                      60000          326,250.00
Nucor Corp.                                          5000          165,937.50
Republic Group                                      60000          540,000.00
                                                               --------------
                                                            $    3,177,187.50
Natural Gas
Transmission & Distribution: 12.57%
-----------------------------------
El Paso Energy Corp.                                40000   $    2,037,500.00
Keyspan Energy Corp.                                65000        1,998,750.00
Kinder Morgan                                       20000          691,250.00
NUI Corp.                                           25000          675,000.00
                                                               --------------
                                                            $    5,402,500.00

Other (Fuel Cell Components): 2.03%
-----------------------------------
Delphi                                              60000   $      873,750.00
                                                               --------------
                                                            $      873,750.00
Other (Superconductive Cable): 0.22%
------------------------------------
Intermagnetics General Corp.                         5000   $       94,687.50
                                                               --------------
                                                            $       94,687.50

Total Common Stock (cost $ 25,657,621.96)                   $   36,289,968.75
                                                               --------------

Market Deposits and Treasury Bills:
Socially Concerned Banks
Alternatives Federal Credit Union                           $      100,000.00
Community Capital Bank                                             100,000.00
South Shore Bank                                                   100,000.00
Chittenden Bank                                                    100,000.00

U.S. Treasury Bills (cost $6,065,597.27)                         6,081,980.89
                                                               --------------
                                                            $    6,481,980.89

Total Common Stock (84.42%)                                 $   36,289,968.75
Bank money market and Treasury Bills(15.07%)                     6,481,980.89
Cash and **Receivables, less liabilities (.51)%                    217,801.70
                                                               --------------
NET ASSETS (100 %)                                          $   42,989,751.34


*Securities for which no cash dividends were paid during the fiscal year.

                                                                   June 30, 2000

                           NEW ALTERNATIVES FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES

                                     ASSETS

Investment Securities at market value
(Cost:$25,657,621.96) (Notes 2A and 5).....................   $ 36,289,968.75
Bank money market deposits ................................        400,000.00
U.S.Treasury Bills at market ..............................      6,081,980.89
Cash ......................................................        352,957.54
Receivables:  Dividends ...................................         24,440.00
Interest ..................................................          1,240.39
Securities Sold ...........................................              0.00
Subscriptions receivable ..................................         74,111.60
Prepaid expense ...........................................         16,077.94
                                                                -------------
Total Assets ..............................................   $ 43,240,777.11

                                   LIABILITIES

Payables: Accrued Operating Expenses
Advisory fee ..............................................   $     24,724.11
Accounting.................................................          1,963.00
Custodian .................................................          2,972.48
Directors Fees ............................................          3,212.31
Regulatory fees ...........................................          5,408.29
Printing ..................................................            683.85
Bond and Insurance ........................................          6,953.14
Transfer Agent-First Data Investor Services ...............          2,883.77
Fund Pricing-First Data Investor Services .................          4,262.09
Other .....................................................            525.59
                                                                -------------
                                                              $     53,588.63

Securities Purchased ......................................   $    233,562.50
Redemptions Payable .......................................              0.00
Dividend distribution payable .............................          3,874.64
                                                                -------------
Total Liabilities .........................................        291,025.77
                                                                =============
                                                              $ 42,949,751.34

Net Assets at market, applicable to 1,129,657.811 outstanding shares. There are eight million common shares authorized. There is only one class of common stock. (note 3)

                             STATEMENT OF OPERATIONS
                       For the Period Ending June 30, 2000

                          INVESTMENT INCOME AND EXPENSE

Income:

Dividends.........................................................$   221,000.27
Interest .........................................................    171,514.93
                                                                  --------------
Total Income......................................................$   392,514.93

Expenses:

Management Fee (note 4)...........................................$   148,240.18
Custodian Fees
United Missouri Bank .............................................     10,580.00
State Taxes ......................................................        214.76
Accounting .......................................................      2,366.00
Directors ........................................................      1,332.24
Filing Fees ......................................................      5,569.20
Postage and Printing .............................................      7,280.00
Bond and Insurance ...............................................      3,219.58
Transfer Agent-PFPC ..............................................     21,840.00
Fund Pricing-PFPC ................................................     16,267.50
Other ............................................................      6,370.00
                                                                  --------------
Total Expenses....................................................$   223,279.46

Net Investment Income.............................................$   169,235.47

                 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Realized gain on investments (note 2B & 5)

Proceeds from sales...............................................$11,818,047.07
Cost of Securities Sold ..........................................  9,519,280.40
                                                                  --------------
Net Realized Gain ................................................$ 2,298,766.67

Unrealized appreciation (depreciation) of investments:

Beginning of period...............................................$ 2,757,452.85
End of period .................................................... 10,632,346.79
                                                                  --------------
Total Unrealized appreciation (depreciation) for the period.......$ 7,874,893.94

Net Realized and Unrealized gain (loss) on investments............$10,173,660.61
                                                                  --------------
Net Increase (decrease) in net assets resulting from operations...$10,342,896.08
                                                                  --------------


                                                                   June 30, 2000

                           NEW ALTERNATIVES FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS


                                                       Six Month Ending     Year End
                                                            6/30/00         12/31/99
                                                       ----------------   --------------
From Investment Activities:
---------------------------

Net Investment Income                                   $    169,235.47   $   292,440.39
Net Realized gain from security transactions               2,298,766.67     1,936,440.15
Unrealized appreciation (depreciation) of investments      7,874,893.94       402,437.36
                                                        ---------------   --------------
Increase (decrease) in net assets derived from
investment activities                                   $ 10,342,896.08   $ 2,631,319.90
                                                        ---------------   --------------
Distributions to Shareholders:
------------------------------

From net Investment income dividends to shareholders    $          0.00   $  (292,386.17)

Distributions to shareholders                           $     (3,857.09)  $(1,936,440.27)

From Capital Share Transactions:
--------------------------------

Net increase (decrease) from
Capital Transactions (note 3)                           $     54,750.80   $  (868,251.00)

Increase (decrease) in Net Assets:                      $ 10,393,789.79   $  (465,757.54)
----------------------------------

Net Assets at:
--------------

Beginning of the Period                                 $ 32,555,961.55   $33,021,719.09

End of the Period                                       $ 42,949,751.34   $32,555,961.55


                      NOTES TO FINANCIAL STATEMENT FOR THE
                           PERIOD ENDING June 30, 2000

1) ORGANIZATION - The Fund is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations September 3, 1982.

2) ACCOUNTING POLICIES - The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these financial statements. The policies are in conformity with generally accepted accounting principles:

A. SECURITY VALUATION - Listed investments are stated at the last sale price at the closing of the New York Stock Exchange, the American Stock Exchange and the NASD National Market System on June 30, 2000 and at the mean between the bid and asked price on the over the counter market.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date order to buy or sell is executed). Realized gains and losses from security transactions are reported on a first in, first out basis.

C. INVESTMENT INCOME AND EXPENSE RECOGNITION - Dividend income is recorded as of the ex-dividend date. Expenses are accrued on a daily basis.

D. FEDERAL INCOME TAXES - No provision for federal income tax is believed necessary since the Fund intends to distribute all its taxable income to comply with the provisions of the Internal Revenue Code applicable to investment companies. The aggregate cost of the securities owned by the Fund on June 30, 2000 for federal tax purposes is $25,657,621.96.

3) CAPITAL STOCK - There are eight million shares of capital stock authorized. On June 30, 2000, there were 1,129,657.811 shares outstanding. Aggregate paid in capital including reinvestment of dividends was $29,798,614.52. Transactions in capital stock were as follows:

                                    6 Months ending 6/30/00              Year End 12/31/99
                               ------------------------------    -------------------------------
                                  Shares       Dollar Amount         Shares        Dollar Amount
Capital stock sold              54,741.638    $  1,932,808.27      46,069.906    $  1,374,751.12
Capital stock issued
reinvestment of dividends            0.000    $          0.00      69,268.047    $  1,998,381.51
Redemptions                    (53,440.680)   $ (1,878,057.60)   (143,934.592)   $ (4,241,383.63)
                               -----------    ---------------    ------------    ---------------
Net Increase (Decrease)          1,300.958    $     54,750.80     (28,596.639    $   (868,251.00)


4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES - Pursuant to agreements, Accrued Equities, Inc. serves as investment advisor to the Fund. The Fund pays to Accrued Equities, Inc. an annual management fee of 1.00% of the first $10 million of average net assets; 0.75% of the next $20 million; and 0.50% of net assets over $30 million and 0.45% of assets over $100 million. If the net annual expenses of the Fund (other than interest, taxes, brokerage commissions, extraordinary expenses) exceed the most restrictive limitation imposed by any state in which the Fund has registered its securities for sale, Accrued Equities reduces its management fee by the amount of such excess expenses. The annualized expense ratio for the period ending June 30, 2000 was 1.13%. The Fund pays no remuneration to its officers, each of whom is also an officer of Accrued Equities, Inc.

5) PURCHASES AND SALES OF SECURITIES - During the Six Months ending June 30, 2000 the aggregate cost of securities purchased totaled $12,129,511.46. Net realized gains were computed on a first in, first out basis. The amount realized on sales of securities for the Six Months ending June 30, 2000 was $11,818,390.39.